Transactions with Related Parties (Table) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Management fees - related party
Total Management fees	$ 4,840,491	$ 6,266,270	$ 5,874,416
Allseas Marine SA
Included in Commissions
Charter hire commissions	0	708,153	750,533
Included in Vessel operating expenses
Superintendent fees	580,119	481,200	399,626
Included in Dry-docking expenses
Superintendent fees	71,057	123,840	109,248
Management fees - related party
Management fees	4,139,724	4,628,813	4,104,271
Financial accounting and reporting services	700,012	757,442	720,361
Loretto agreement	755	880,015	1,049,784
Total Management fees	4,840,491	6,266,270	5,874,416
Included in General and administrative expenses
Administrative fees	32,843	37,746	38,598
Executive services fees	3,203,195	5,689,152	7,582,634
Included in (Gain) / loss from sale of assets
Vessel sale & purchase commissions	0	745,000	0
Superintended fees	17,079	0	0
Included in Loss from contract cancellation (Hull 656)
Technical management and superintendent fees	$ 0	$ 0	$ 444,421